Basis of preparation (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 29, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Common Table Line Items [Line Items]
Other reserves	€ (7.8)			€ (5.0)	€ (21.7)	€ (24.5)
Reserve of change in value of forward elements of forward contracts	(2.8)				(4.4)	0.0
Other reserves					(26.1)	(24.5)
Translation reserve	92.6				86.3	€ 84.7
Derivatives | Swap contract
Common Table Line Items [Line Items]
Notional amount	303.4		£ 255.4
Derivatives | Swap contract | Cash flow hedges
Common Table Line Items [Line Items]
Notional amount	827.8
Revolving Credit Facility (new)
Common Table Line Items [Line Items]
Line of credit facility, maximum borrowing capacity	175.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount	€ 553.2	$ 553.2
Interest rate	2.50%	2.50%	2.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 770.3	$ 916.4
Interest rate	2.25%	2.25%	2.25%
Reserve of cash flow hedges [member]
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ 7.8
Increase (decrease) due to changes in accounting policy [member]
Common Table Line Items [Line Items]
Other reserves					2.8
Reserve of change in value of forward elements of forward contracts					(4.4)
Other reserves					(1.6)
Translation reserve					€ 1.6